Institutional Shares | AllianceBernstein Real Asset Strategy
ALLIANCEBERNSTEIN REAL ASSET STRATEGY
INVESTMENT OBJECTIVE
The Strategy's investment objective is to maximize real return over inflation.
FEES AND EXPENSES OF THE STRATEGY
This table describes the fees and expenses that you may pay if you buy and hold shares of the Strategy.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Shares AllianceBernstein Real Asset Strategy CLASS 2 SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none
Exchange Fee	none

ANNUAL STRATEGY OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Institutional Shares AllianceBernstein Real Asset Strategy CLASS 2 SHARES
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses: Transfer Agent		0.04%
Other Expenses		2.93%
Total Other Expenses		2.97%
Total Annual Strategy Operating Expenses		3.72%
Fee Waiver and/or Expense Reimbursement	[1]	(2.97%)
Total Annual Strategy Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.75%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Strategy through January 31, 2013 to the extent necessary to prevent total Strategy operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until March 8, 2013. No reimbursement payment will be made that would cause the Strategy's total annualized operating expenses to exceed the fee percentages reflected in the table. The fee waiver and/or expense reimbursement agreement will remain in effect until January 31, 2013 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Strategy prior to the end of the Strategy's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Strategy with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Strategy for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Strategy's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Institutional Shares AllianceBernstein Real Asset Strategy CLASS 2 SHARES
After 1 Year	77
After 3 Years	862
After 5 Years	1,668
After 10 Years	3,775

PORTFOLIO TURNOVER
The Strategy will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Strategy shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Strategy Operating Expenses or in the Examples, affect the Strategy's performance. During the most recent fiscal year, the Strategy's portfolio turnover rate was 120% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Strategy seeks to maximize real return. Real return is the rate of return after adjusting for inflation.

The Strategy pursues an aggressive investment strategy involving a variety of asset classes. The Strategy invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation. Under normal circumstances, the Strategy expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-protected fixed-income securities, such as TIPS and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infrastructure-related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate) and currencies. The Strategy expects its investments in fixed-income securities to have a broad range of maturities and quality levels.

The Strategy will seek inflation protection from investments around the globe, both in developed and emerging market countries. In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection. The Adviser assesses the securities' risks and inflation sensitivity as well as the securities' impact on the overall risks and inflation sensitivity of the Strategy. When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Strategy anticipates that its investments, other than its investments in inflation-protected securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, and industrial and precious metals, such as gold. The Strategy's investments in real estate equity securities will include Real Estate Investment Trusts ("REITs"), other real estate-related securities, and infrastructure-related securities.

The Strategy will invest in both U.S. and non-U.S. Dollar-denominated equity or fixed-income securities. The Strategy may invest in currencies for hedging or for investment purposes, both in the spot market and through long or short positions in currency-related derivatives. The Strategy does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Strategy may invest significantly to the extent permitted by applicable law in derivatives, such as options, futures, forwards, swaps or structured notes. The Strategy intends to use leverage for investment purposes through the use of cash made available by derivative transactions to make other investments in accordance with its investment policies. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions. The Adviser will consider the impact of derivatives in making its assessments of the Strategy's risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Strategy may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes. The Adviser expects that the Strategy will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Strategy, Ltd., a wholly-owned subsidiary of the Strategy organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Strategy except that the Subsidiary, unlike the Strategy, may invest, without limitation, in commodities and commodities-related instruments. The Strategy will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary. The Strategy limits its investment in the Subsidiary to no more than 25% of its net assets. Investment in the Subsidiary is expected to provide the Strategy with commodity exposure within the limitations of federal tax requirements that apply to the Strategy.

The Strategy is "non-diversified", which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

PRINCIPAL RISKS
. MARKET RISK: The value of the Strategy's assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Strategy's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. COMMODITY RISK: Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Strategy to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LEVERAGE RISK: To the extent the Strategy uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Strategy's investments.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. The Strategy invests in derivatives and securities involving substantial market and credit risk, which tend to involve greater liquidity risk.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Strategy's investments or reduce its returns.

. SUBSIDIARY RISK: By investing in the Subsidiary, the Strategy is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Strategy and are subject to the same risks that apply to similar investments if held directly by the Strategy. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Strategy wholly owns and controls the Subsidiary, and the Strategy and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Strategy or its shareholders.

. REAL ESTATE RISK: The Strategy's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

. DIVERSIFICATION RISK: The Strategy may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Strategy's NAV.

. MANAGEMENT RISK: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Strategy.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Strategy by showing:

. how the Strategy's performance changed from year to year over the life of the Strategy; and

. how the Strategy's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Strategy's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Strategy's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

Calendar Year End (%) During the period shown in the bar chart, the Strategy's: BEST QUARTER WAS UP 6.21%, 4TH QUARTER, 2011; AND WORST QUARTER WAS DOWN -16.20%, 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2011)
Average Annual Total Returns - Institutional Shares AllianceBernstein Real Asset Strategy		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS 2 SHARES	[1]	(8.38%)	5.14%	[2]	Mar. 08, 2010
CLASS 2 SHARES Return After Taxes on Distributions	[1]	(8.38%)	4.54%	[2]	Mar. 08, 2010
CLASS 2 SHARES Return After Taxes on Distributions and Sale of Strategy Shares	[1]	(5.45%)	4.07%	[2]	Mar. 08, 2010
MSCI All Country World Commodity Producers Index (reflects no deduction for fees, taxes or expenses)		(11.97%)	0.45%	[2]	Mar. 08, 2010
Dow Jones-UBS Commodity Index (reflects no deduction for fees, taxes or expenses)		(13.32%)	2.60%	[2]	Mar. 08, 2010
Barclays 10+ Year U.S. TIPS Index (reflects no deduction for fees, taxes or expenses)		24.42%	18.70%	[2]	Mar. 08, 2010
[1]	After-tax returns: -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date is 03/08/2010.